Consolidated statement of comprehensive income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Statement of comprehensive income [abstract]
Net income		$ 2,096	$ 2,007	$ 1,795	$ 6,274	$ 5,272
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		295	(3,061)	161	(313)	(198)
Net gains (losses) on hedges of investments in foreign operations		(215)	1,897	(111)	111	72
Other comprehensive income, net of tax, exchange differences on translation		80	(1,164)	50	(202)	(126)
Net change in debt securities measured at FVOCI
Net gains (losses) on debt securities measured at FVOCI		159	(17)	2	252	183
Net (gains) losses reclassified to net income		(4)	(6)	(1)	(19)	(32)
Other comprehensive income, net of tax, debt securities		155	(23)	1	233	151
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		(343)	472	1,270	455	1,767
Net (gains) losses reclassified to net income		(202)	(194)	(274)	(431)	(482)
Other comprehensive income, net of tax, cash flow hedges		(545)	278	996	24	1,285
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		53	(47)	172	25	107
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		(167)	157	59	(12)	(197)
Net gains (losses) on equity securities designated at FVOCI		4	12	(2)	19	(12)
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		(110)	122	229	32	(102)
Total other comprehensive income (loss)	[1]	(420)	(787)	1,276	87	1,208
Comprehensive income		1,676	1,220	3,071	6,361	6,480
Comprehensive income attributable to non-controlling interests		2	9	9	19	31
Preferred shareholders and other equity instrument holders		82	78	63	248	191
Common shareholders		1,592	1,133	2,999	6,094	6,258
Comprehensive income attributable to equity shareholders		1,674	1,211	3,062	6,342	6,449
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		(5)	79	(4)	11	7
Net gains (losses) on hedges of investments in foreign operations		(13)	(216)	5	(77)	(13)
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		(18)	(137)	1	(66)	(6)
Net change in debt securities measured at FVOCI
Net gains (losses) on debt securities measured at FVOCI		(51)	17	9	(45)	(25)
Net (gains) losses reclassified to net income		1	2		6	12
Income tax (expense) benefit relating to debt securities of other comprehensive income		(50)	19	9	(39)	(13)
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges		132	(181)	(489)	(175)	(680)
Net (gains) losses reclassified to net income		78	74	106	166	186
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		210	(107)	(383)	(9)	(494)
Not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		(22)	19	(66)	(11)	(40)
Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		64	(60)	(23)	4	75
Net gains (losses) on equity securities designated at FVOCI		(1)	(5)	1	(7)	4
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		41	(46)	(88)	(14)	39
Income tax (expense) benefit relating to components of other comprehensive income		$ 183	$ (271)	$ (461)	$ (128)	$ (474)

[1]	Includes $10 million of gains for the quarter ended July 31, 2025 (April 30, 2025: $20 million of gains; July 31, 2024: $14 million of gains), and $27 million of gains for the nine months ended July 31, 2025 (July 31, 2024: $68 million of gains), relating to our investments in equity-accounted associates and joint ventures.